Property, plant and equipment, net (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 15,964,489	$ 15,823,299
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 2,697,921	$ 3,171,013